Commitments and Contingencies- Additional Information (Details) $ in Millions		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 03, 2020	Jun. 30, 2018 item	Sep. 30, 2016 patent	Mar. 31, 2021	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 12, 2021 case
Loss Contingencies [Line Items]
Rent expense under operating leases					$ 1.1	$ 4.4	$ 4.3	$ 4.1
Minimum
Loss Contingencies [Line Items]
Remaining commitment period				1 month		1 month
Maximum
Loss Contingencies [Line Items]
Remaining commitment period				1 year		1 year
Quanergy Litigation
Loss Contingencies [Line Items]
Number of patents allegedly infringed		2	1
Number of claims filed | item		2
Securities Litigation | Subsequent Event
Loss Contingencies [Line Items]
Number of cases | case									2
Class Action Lawsuit from Alleged WARN Violation
Loss Contingencies [Line Items]
Period of accrued unpaid wages, salaries, commissions, bonuses and other compensation and benefits sought in claim	60 days
Employment-Related Proceedings
Loss Contingencies [Line Items]
Payments for loss contingencies in connection with with the settlement of certain employment related legal proceedings						$ 2.4